Employee Compensation - Summary of Plan Information for the Past Three Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 9,245	$ 8,769
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	9,716	10,493	$ 9,866
Fair value of plan assets	10,525	10,064	9,723
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)
Pension Plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	939	(266)	36
Pension Plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(130)	(163)	(179)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,220	1,290	1,254
Fair value of plan assets	166	181	175
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(1,054)	(1,109)	(1,079)
Other employee future benefit plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	40	38	46
Other employee future benefit plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	$ (1,094)	$ (1,147)	$ (1,125)